Interest in Associates (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Share of Net Assets in Associates

	2018	2019
Share of net assets	35,758	36,445

Summary of Particulars of Material Associate
The following list contains the particulars of material associate as of December 31, 2019:

Name	Form of business structure	Place of incorporation and business	Proportion of ownership interest held by a subsidiary	Paid up capital	Principal activities
Tower Company	Incorporated	The PRC	20.65%	RMB 176,008,471,024	Construction, maintenance and operation of communications towers in the PRC (Note 46.2)

Summary of Financial Information of Material Associate
Summarized financial information of the material associate, adjusted for any differences in accounting policies, and reconciled to the carrying amount in the consolidated financial statements, are disclosed below:

	Tower Company
	2018	2019
Current assets	31,799	40,995
Non-current assets	283,565	297,072
Current liabilities	(114,759)	(128,364)
Non-current liabilities	(20,103)	(27,142)
Equity	(180,502)	(182,561)

Revenue	71,819	76,428
Income for the year	2,650	5,221
Total comprehensive income for the year	2,650	5,221
Reconciled to the Group’s interest in the associate:
Net assets of the associate	180,502	182,561
The Group’s effective interest	20.65%	20.65%

	37,278	37,697
Adjustment for the remaining balance of the deferred gain from the Group’s Tower Assets Disposal	(1,780)	(1,521)
Carrying amount in the consolidated financial statements	35,498	36,176

Summary of Fair Values of Interests in Associates Based on Quoted Market Prices Without any Deduction for Transaction Costs
The fair values of the interests in Tower Company is based on quoted market prices (level 1: quoted price (unadjusted) in active markets) at the financial position date without any deduction for transaction costs and disclosed as follows:

	As of December 31, 2018		As of December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
Interest in listed associate-Tower Company	35,498	47,133	36,176	56,000